JOINT ARRANGEMENTS - Joint Ventures and Associates (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
JOINT ARRANGEMENTS
Net (loss) earnings	$ (4,319)	$ 2,899
Other comprehensive income	(218)	(225)
Total Comprehensive (Loss) Income	(4,537)	2,674
Joint ventures
JOINT ARRANGEMENTS
Net (loss) earnings	(10)	(7)
Total Comprehensive (Loss) Income	(10)	(7)
Carrying amount as at December 31	58	68
Associates
JOINT ARRANGEMENTS
Net (loss) earnings	9
Total Comprehensive (Loss) Income	9
Carrying amount as at December 31	$ 68	$ 76